June 1, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:     Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus dated October 29, 2011 as amended and restated June 1, 2012 for Munder International Small-Cap Fund, the Prospectus dated October 29, 2011 as amended and restated June 1, 2012 for Munder Mid-Cap Core Growth Fund and the Prospectus dated October 29, 2011 as amended and restated June 1, 2012 for Munder Veracity Small-Cap Value Fund do not differ from those contained in Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on May 31, 2012 (Accession No. 0001193125-12-255617).

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes Francine S. Hayes Vice President and Managing Counsel

cc:    A. Eisenbeis